NET LOANS RECEIVABLE (Schedule of Performing and Non-Performing Loans) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	$ 78,077	$ 76,789
Consumer Loan [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	2,945	2,971
Performing Financing Receivable [Member] | First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	78,077	76,564
Performing Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	2,945	2,971
Nonperforming Financing Receivable [Member] | First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		225
Nonperforming Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable